Leased Assets Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Class of property
Other leased assets	¥ 109	¥ 65
Less-Accumulated amortization	(2,511)	(1,345)
Capital Leases, Balance Sheet, Assets by Major Class, Net	4,934	5,670
Machinery and Equipment
Class of property
Machinery and equipment	¥ 7,336	¥ 6,950